Revenues from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenues From Contracts With Customers
Schedule of disaggregated revenue information

Revenues as presented in the Consolidated Income Statement and in the Segment Reporting (see Note 5.4) include both revenues from contracts with customers and other revenues (mainly subleases), which are out of scope from IFRS 15:

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926
Other revenues	—	—	—	1,270	1,270
Revenues	129,674	—	(10,516)	7,038	126,196

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357
Other revenues	—	—	—	965	965
Revenues	65,939	—	31,604	12,779	110,321

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186
Other revenues	—	—	—	899	899
Revenues	63,002	253,314	3,257	28,512	348,086

Schedule of recognition of negative revenues

Valneva’s total revenues for 2019 include a negative revenue of €10.7 million related to the June 2019 mutual agreement to terminate its SAA, with its customer GlaxoSmithKline Biologicals SA, or GSK (see Note 5.3.1), which included recognition of negative revenues related to both current and future payment obligation, which consist of:

€ in thousand	2019
Settlement fee (fixed)	(9,000)
Settlement fee (variable; excluding financing component)	(5,987)
Release of SAA related contract liabilities	4,274
Net effect of SAA termination	(10,714)

Schedule of type of goods or service

Type of goods or service

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	94,307	—	—	—	94,307
DUKORAL	31,471	—	—	—	31,471
Third party products	3,896	—	—	—	3,896
Others	—	—	(10,516)	5,768	(4,748)
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	48,480	—	—	—	48,480
DUKORAL	13,300	—	—	—	13,300
Third party products	4,158	—	—	—	4,158
Lyme VLA15	—	—	31,604	—	31,604
Services related to clinical trial material	—	—	—	7,997	7,997
Others	—	—	—	3,817	3,817
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	45,118	—	—	—	45,118
DUKORAL	2,444	—	—	—	2,444
Third party products	15,440	—	—	—	15,440
COVID VLA2001	—	253,314	—	—	253,314
Chikungunya VLA1553	—	—	3,257	—	3,257
Lyme VLA15	—	—	—	14,265	14,265
Services related to clinical trial material	—	—	—	10,001	10,001
Others	—	—	—	3,346	3,346
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186

Schedule of geographical markets

Geographical markets

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	63,700	—	162	130	63,992
Canada	24,396	—	—	—	24,396
Austria	2,668	—	—	4,136	6,803
United Kingdom	8,596	—	—	15	8,610
Nordics	11,027	—	—	5	11,032
Germany	10,345	—	—	150	10,495
Other Europe	4,961	—	(10,678)	440	(5,277)
Other markets	3,980	—	—	893	4,873
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	36,414	—	31,604	341	68,359
Canada	8,965	—	—	—	8,965
Austria	3,333	—	—	6,928	10,261
United Kingdom	1,848	—	—	1,038	2,886
Nordics	2,866	—	—	5	2,871
Germany	7,060	—	—	200	7,260
Other Europe	2,068	—	—	2,373	4,441
Other markets	3,384	—	—	930	4,314
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	40,339	—	—	14,452	54,791
Canada	4,226	—	—	—	4,226
Austria	9,341	—	—	8,376	17,718
United Kingdom	2,721	253,314	—	40	256,075
Nordics	2,440	—	—	—	2,440
Germany	726	—	—	240	966
Other Europe	3,075	—	—	3,210	6,286
Other markets	134	—	3,257	1,294	4,684
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186

Schedule of commercialized products

Commercialized products are sold via the following sales channels:

	Year ended December 31,
€ in thousand	2021	2020	2019
Direct product sales	60,325	54,160	110,386
Indirect product sales (Sales through distributors)	2,678	11,778	19,125
Total product sales	63,002	65,939	129,511